A MESSAGE TO VARIABLE ANNUITY CONTRACT
OWNERS

 The Stock Markets witnessed significant increases during 1995, with the S&P 500 achieving a total return of 37.6% for the year, compared to a total return of 1.2% for 1994. At the same time long term interest rates have significantly declined since the beginning of the year.
At December 31, 1994, the 30 year treasury bond yielded 7.9%, compared to a yield of 5.9% at December 31, 1995.

Short term rates are somewhat lower than a year ago, with the 3 month Treasury Bill ending the year at 5.1% compared to 5.7% at the beginning of the year.

The U.S. Gross Domestic Product for 1995 increased by nearly 3%.
Inflation remained low with the Consumer Price Index increasing by approximately 2.6% this year, a slight reduction from 1994.

THE OUTLOOK. For 1996, we expect moderate economic growth and continuing low inflation with interest rates remaining near current levels. At the time of this report, macroeconomics indicators are showing mixed signs. While the expansion is slowing, business profits are expected to continue to improve, albeit at a slower rate than in 1995.


                                Respectfully,



                                Thomas Y. Moon
                                President
                                Bankers Security Life Insurance Society


            BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                          STATEMENTS OF ASSETS AND LIABILITIES
                                   DECEMBER 31, 1995

                                                                                   Oppenheimer
                                                   --------------------------------------------------------------------
            NON-QUALIFIED FUNDS - (P)                               Capital        High        Multiple       Global
                                                       Money     Appreciation     Income      Strategies    Securities
                      ASSETS                         Fund 144      Fund 145      Fund 146      Fund 147      Fund 148
                                                   ------------- ------------- ------------- ------------- -------------
Investments (see below)...........................$   4,515,891 $  21,969,901 $  14,028,974 $  21,576,180 $  11,351,280
Net receivable from Bankers Security for contract
    charges and reserve transfers..................      -                -         853,029           -             -
                                                   ------------- ------------- ------------- ------------- -------------
                                                      4,515,891    21,969,901    14,882,003    21,576,180    11,351,280
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................      59,946       200,805        -             23,005        61,495
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $   4,455,945 $  21,769,096 $  14,882,003 $  21,553,175 $  11,289,785
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                        2,852,045     8,372,729     5,723,847     9,941,909     7,628,233
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.49 $        2.60 $        2.60 $        2.15 $        1.48
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                      4,515,891       642,207     1,319,753     1,482,899       756,752
    Net Asset Value                               $        1.00 $       34.21 $       10.63 $       14.55 $       15.00
    Cost                                          $   4,515,891 $  12,086,267 $  12,244,685 $  16,929,602 $   8,458,704



                                                                 Oppenheimer                           Alliance
                                                   ----------------------------------------- ---------------------------
            NON-QUALIFIED FUNDS - (P)                Strategic                                Short-Term    Growth and
                                                       Bond          Bond         Growth     Multi-Market     Income
                         ASSETS                      Fund 150      Fund 151      Fund 152      Fund 149      Fund 143
                                                   ------------- ------------- ------------- ------------- -------------
Investments (see below)...........................$   3,201,904 $      33,993 $   1,474,371 $     660,340 $   2,680,210
Net receivable from Bankers Security for contract
    charges and reserve transfers..................      41,717        31,385           -             -          14,174
                                                   ------------- ------------- ------------- ------------- -------------
                                                      3,243,621        65,378     1,474,371       660,340     2,694,384
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................         -          -              4,344           895           -
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $   3,243,621 $      65,378 $   1,470,027 $     659,445 $   2,694,384
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                        2,896,090        62,265     1,176,022       610,597     1,716,168
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.12 $        1.05 $        1.25 $        1.08 $        1.57
                                                   ============= ============= ============= ============= =============

Investments basis data:
    Shares Owned                                        652,119         2,871        62,606        62,414       169,741
    Net Asset Value                               $        4.91 $       11.84 $       23.55 $       10.58 $       15.79
    Cost                                          $   3,108,065 $      33,597 $   1,316,006 $     747,186 $   1,868,856


                                                                                Fidelity
                                                   ---------------------------------------------------------------------
            NON-QUALIFIED FUNDS - (P)               Investment       Asset        Equity         Index
                                                       Grade        Manager       Income          500         Growth
                         ASSETS                      Fund 174      Fund 175      Fund 172      Fund 176      Fund 171
                                                   ------------- ------------- ------------- ------------- -------------
Investments (see below)...........................$      61,427 $     186,259 $   1,556,438 $     468,796 $   1,840,272
Net receivable from Bankers Security for contract
    charges and reserve transfers..................          12            17        -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
                                                         61,439       186,276     1,556,438       468,796     1,840,272
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................      -             -                308            16           191
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $      61,439 $     186,276 $   1,556,130 $     468,780 $   1,840,081
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                           57,961       167,816     1,330,026       400,667     1,600,070
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.06 $        1.11 $        1.17 $        1.17 $        1.15
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                          4,922        11,796        80,770         6,192        63,023
    Net Asset Value                               $       12.48 $       15.79 $       19.27 $       75.71 $       29.20
    Cost                                          $      59,162 $     177,619 $   1,448,643 $     431,174 $   1,873,746

                                                             Northstar
                                                   ---------------------------
            NON-QUALIFIED FUNDS - (P)               Income and       High
                                                      Growth      Yield Bond
                         ASSETS                      Fund 120      Fund 127
                                                   ------------- -------------
Investments (see below)...........................$       9,158 $      25,059
Net receivable from Bankers Security for contract
    charges and reserve transfers..................      -             -
                                                   ------------- -------------
                                                          9,158        25,059
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................           3            73
                                                   ------------- -------------
      Net Assets                                  $       9,155 $      24,986
                                                   ============= =============

Accumulation Units Outstanding                            8,477        24,739
                                                   ============= =============
Accumulation Unit Value                           $        1.08 $        1.01
                                                   ============= =============
Investments basis data:
    Shares Owned                                            804         4,972
    Net Asset Value                               $       11.39 $        5.04
    Cost                                          $       9,052 $      24,759


                                                                                Oppenheimer
                                                   ---------------------------------------------------------------------
               QUALIFIED FUNDS - (Q)                                Capital        High        Multiple       Global
                                                       Money     Appreciation     Income      Strategies    Securities
                         ASSETS                      Fund 044      Fund 045      Fund 046      Fund 047      Fund 048
                                                   ------------- ------------- ------------- ------------- -------------
Investments (see below)...........................$   2,093,920 $  24,638,487 $  12,965,804 $  31,002,573 $   9,740,355
Net receivable from Bankers Security for contract
    charges and reserve transfers.................       75,529           -             -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
                                                      2,169,449    24,638,487    12,965,804    31,002,573     9,740,355
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................         -       1,488,152       257,049       290,120        88,592
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $   2,169,449 $  23,150,335 $  12,708,755 $  30,712,453 $   9,651,763
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                        1,475,816     8,254,376     4,795,757    14,609,651     6,517,492
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.47 $        2.80 $        2.65 $        2.10 $        1.48
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                      2,093,920       720,213     1,219,737     2,130,761       649,357
    Net Asset Value                               $        1.00 $       34.21 $       10.63 $       14.55 $       15.00
    Cost                                          $   2,093,920 $  14,742,368 $  11,534,191 $  25,087,365 $   7,395,113


                                                                Oppenheimer                        Alliance
                                                   ---------------------------------------- ----------------------------
               QUALIFIED FUNDS - (Q)                 Strategic                                Short-Term    Growth and
                                                       Bond          Bond         Growth     Multi-Market     Income
                         ASSETS                      Fund 050      Fund 051      Fund 052      Fund 049      Fund 043
                                                   ------------- ------------- ------------- ------------- -------------
Investments (see below)...........................$   1,426,527 $      74,959 $     485,318 $     243,837 $   2,865,380
Net receivable from Bankers Security for contract
    charges and reserve transfers.................       -                118           468           -          -
                                                   ------------- ------------- ------------- ------------- -------------
                                                      1,426,527        75,077       485,786       243,837     2,865,380
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................      68,822        -             -              4,388        16,627
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $   1,357,705 $      75,077 $     485,786 $     239,449 $   2,848,753
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                        1,201,509        67,637       382,509       221,712     1,778,121
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.13 $        1.11 $        1.27 $        1.08 $        1.59
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                        290,535 $       6,331        20,608        23,047       181,468
    Net Asset Value                               $        4.91 $       11.84 $       23.55 $       10.58 $       15.79
    Cost                                          $   1,371,771 $      73,170 $     428,900 $     224,698 $   1,977,328



                                                                               Fidelity
                                                   ---------------------------------------------------------------------
               QUALIFIED FUNDS - (Q)                Investment       Asset        Equity         Index
                                                       Grade        Manager       Income          500         Growth
                         ASSETS                      Fund 074      Fund 075      Fund 072      Fund 076      Fund 071
                                                   ------------- ------------- ------------- ------------- -------------
Investments (see below)...........................$       5,940 $     184,301 $     736,326 $     351,597 $   1,068,749
Net receivable from Bankers Security for contract
    charges and reserve transfers..................          70           656           825           586           802
                                                   ------------- ------------- ------------- ------------- -------------
                                                          6,010       184,957       737,151       352,183     1,069,551
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................      -             -             -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $       6,010 $     184,957 $     737,151 $     352,183 $   1,069,551
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                            5,779       166,628       635,475       301,011       906,399
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.04 $        1.11 $        1.16 $        1.17 $        1.18
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                            476        11,672        38,211         4,644        36,601
    Net Asset Value                               $       12.48 $       15.79 $       19.27 $       75.71 $       29.20
    Cost                                          $       5,782 $     173,612 $     687,956 $     322,576 $   1,071,785


                                                           Northstar
                                                   ---------------------------
               QUALIFIED FUNDS - (Q)                Income and       High
                                                      Growth      Yield Bond     Combined
                         ASSETS                      Fund 020      Fund 027       (P & Q)
                                                   ------------- ------------- -------------
Investments (see below)...........................$      44,205 $      35,018 $ 173,603,749
Net receivable from Bankers Security for contract
    charges and reserve transfers..................         605           138     1,020,131
                                                   ------------- ------------- -------------
                                                         44,810        35,156   174,623,880
                   LIABILITIES
Net payable to Bankers Security for contract charges
    and reserve transfers..........................      -             -          2,564,831
                                                   ------------- ------------- -------------
      Net Assets                                  $      44,810 $      35,156 $ 172,059,049
                                                   ============= ============= =============

Accumulation Units Outstanding                           43,087        35,156    85,967,772
                                                   ============= ============= =============
Accumulation Unit Value                           $        1.04 $        1.00
                                                   ============= =============
Investments basis data:
    Shares Owned                                          3,881         6,948
    Net Asset Value                               $       11.39 $        5.04
    Cost                                          $      43,498 $      34,739

See accompanying notes to financial statements.

                  BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                        STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                                   YEAR ENDED DECEMBER 31, 1995


            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        144           145           146           147           148
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     308,717 $      95,215 $   1,407,975 $   1,803,482 $     342,019
Expenses -
  Mortality and expense guarantee fees.............     (69,694)     (230,596)     (184,254)     (286,370)     (157,079)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     239,023      (135,381)    1,223,721     1,517,112       184,940

Net realized gain (loss)...........................        -          306,187        90,363       397,552      (432,042)
Net unrealized gain (loss) ........................        -        4,985,498     1,157,816     2,394,473       361,987
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     239,023     5,156,304     2,471,900     4,309,137       114,885

Net contracts purchased............................     681,182     1,265,872       747,847     1,058,369       713,226
Transfers among funds, net.........................  (1,677,501)   (2,081,250)       11,275       905,073    (3,212,686)
Reserve transfers from Bankers Security............      62,214          -             -           32,242          -
Payments to contract owners -
  surrenders and other benefits....................  (2,338,436)   (1,184,523)   (4,104,406)   (5,630,195)   (1,235,437)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............  (3,033,518)    3,156,403      (873,384)      674,626    (3,620,012)

Net assets, beginning of year......................   7,489,463    18,612,693    15,755,387    20,878,549    14,909,797
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   4,455,945 $  21,769,096 $  14,882,003 $  21,553,175 $  11,289,785
                                                   ============= ============= ============= ============= =============


            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        150           151           152           149           143
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     135,731 $       1,184 $        -    $        -    $      41,930
Expenses -
  Mortality and expense guarantee fees.............     (18,635)         (184)       (7,948)      (13,558)      (28,188)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     117,096         1,000        (7,948)      (13,558)       13,742

Net realized gain (loss)...........................          27             4            (4)          381         5,680
Net unrealized gain (loss) ........................      93,839           396       158,365        58,090       624,379
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     210,962         1,400       150,413        44,913       643,801

Net contracts purchased............................     253,733        61,001       550,732        12,698       210,540
Transfers among funds, net.........................   2,778,966         2,977       771,998      (446,422)      211,499
Reserve transfers from Bankers Security............        -             -             -             -             -
Payments to contract owners -
  surrenders and other benefits....................         (40)         -           (3,116)     (238,102)     (248,664)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............   3,243,621        65,378     1,470,027      (626,913)      817,176

Net assets, beginning of year......................      -             -             -          1,286,358     1,877,208
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   3,243,621 $      65,378 $   1,470,027 $     659,445 $   2,694,384
                                                   ============= ============= ============= ============= =============



            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        174           175           172           176           171
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$        -    $        -    $      11,881 $        -    $        -
Expenses -
  Mortality and expense guarantee fees.............        (208)         (476)       (5,507)       (1,816)       (6,612)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................        (208)         (476)        6,374        (1,816)       (6,612)

Net realized gain (loss)...........................        -             -               (5)          (21)       (1,345)
Net unrealized gain (loss) ........................       2,265         8,640       107,795        37,622       (33,474)
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................       2,057         8,164       114,164        35,785       (41,431)

Net contracts purchased............................      34,319       127,865       776,410       311,444       546,943
Transfers among funds, net.........................      25,063        50,253       699,031       121,581     1,353,543
Reserve transfers from Bankers Security............        -             -             -             -             -
Payments to contract owners -
  surrenders and other benefits....................        -               (6)      (33,475)          (30)      (18,974)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............      61,439       186,276     1,556,130       468,780     1,840,081

Net assets, beginning of year......................      -             -             -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$      61,439 $     186,276 $   1,556,130 $     468,780 $   1,840,081
                                                   ============= ============= ============= ============= =============

            NON-QUALIFIED FUNDS - (P)                  Fund          Fund
                                                        120           127
                                                   ------------- -------------
Income -
  Reinvested dividends............................$         341 $       1,214
Expenses -
  Mortality and expense guarantee fees.............         (35)          (86)
                                                   ------------- -------------
Net investment income (expense)....................         306         1,128

Net realized gain (loss)...........................        -             -
Net unrealized gain (loss) ........................         106           300
                                                   ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................         412         1,428

Net contracts purchased............................       8,743        23,558
Transfers among funds, net.........................        -             -
Reserve transfers from Bankers Security............        -             -
Payments to contract owners -
  surrenders and other benefits....................        -             -
                                                   ------------- -------------
Net increase (decrease) in net assets..............       9,155        24,986

Net assets, beginning of year......................      -             -
                                                   ------------- -------------
Net assets, end of year...........................$       9,155 $      24,986
                                                   ============= =============

                         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 1994

            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        144           145           146           147           148
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     341,002 $   2,347,070 $   1,226,382 $   1,140,285 $     235,425
Expenses -
  Mortality and expense guarantee fees.............    (113,899)     (216,228)     (180,288)     (273,755)     (181,855)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income..............................     227,103     2,130,842     1,046,094       866,530        53,570

Net realized gain (loss)...........................        -         (277,296)      (88,139)      (52,152)     (279,966)
Net unrealized loss ...............................        -       (3,637,398)   (1,566,200)   (1,520,836)   (1,241,239)
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     227,103    (1,783,852)     (608,245)     (706,458)   (1,467,635)

Net contracts purchased............................   1,974,999     2,419,715     2,546,011     2,281,668     3,839,231
Transfers among funds, net.........................     800,298    (1,196,284)       84,209      (454,708)      995,699
Payments to contract owners -
  surrenders and other benefits....................  (1,048,726)   (1,164,447)   (1,485,331)   (1,780,219)     (842,745)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............   1,953,674    (1,724,868)      536,644      (659,717)    2,524,550

Net assets, beginning of year......................   5,535,789    20,337,561    15,218,743    21,538,266    12,385,247
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   7,489,463 $  18,612,693 $  15,755,387 $  20,878,549 $  14,909,797
                                                   ============= ============= ============= ============= =============


            NON-QUALIFIED FUNDS - (P)                                                            Fund          Fund
                                                                                                  149           143
Income -                                                                                     ------------- -------------
  Reinvested dividends.............................                                         $      69,106 $      41,582
Expenses -
  Mortality and expense guarantee fees.............                                               (21,089)      (22,843)
                                                                                             ------------- -------------
Net investment income..............................                                                48,017        18,739

Net realized gain (loss)...........................                                                23,509        (2,100)
Net unrealized loss ...............................                                              (178,660)      (49,907)
                                                                                             ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................                                              (107,134)      (33,268)

Net contracts purchased............................                                                38,135       359,991
Transfers among funds, net.........................                                              (178,128)       24,123
Payments to contract owners -
  surrenders and other benefits....................                                              (305,573)     (136,518)
                                                                                             ------------- -------------
Net increase (decrease) in net assets..............                                              (552,700)      214,328

Net assets, beginning of year......................                                              1,839,058     1,662,880
                                                                                             ------------- -------------
Net assets, end of year............................                                          $   1,286,358 $   1,877,208
                                                                                             ============= =============

See accompanying notes to financial statements.

               BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                                  YEAR ENDED DECEMBER 31, 1995


              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        044           045           046           047           048
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     178,527 $     111,627 $   1,280,419 $   2,283,891 $     282,598
Expenses -
  Mortality and expense guarantee fees.............     (40,392)     (260,575)     (154,887)     (377,774)     (134,920)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     138,135      (148,948)    1,125,532     1,906,117       147,678

Net realized gain (loss)...........................        -         (172,992)      (51,148)      172,578      (436,789)
Net unrealized gain (loss) ........................        -        6,248,990     1,136,063     3,493,622       393,144
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     138,135     5,927,050     2,210,447     5,572,317       104,033

Net contracts purchased............................     294,904     1,663,338     1,307,706     1,811,501       855,562
Transfers among funds, net.........................  (1,479,439)   (1,692,185)     (504,794)    2,428,172    (2,924,746)
Reserve transfers from Bankers Security............        -               45          -            5,948           703
Payments to contract owners -
  surrenders and other benefits....................    (555,713)   (4,286,192)   (2,517,478)   (5,052,251)   (1,540,007)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............  (1,602,113)    1,612,056       495,881     4,765,687    (3,504,455)

Net assets, beginning of year......................   3,771,562    21,538,279    12,212,874    25,946,766    13,156,218
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   2,169,449 $  23,150,335 $  12,708,755 $  30,712,453 $   9,651,763
                                                   ============= ============= ============= ============= =============


              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        050           051           052           049           043
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$      69,702 $       2,192 $         668 $        -    $      45,965
Expenses -
  Mortality and expense guarantee fees.............     (10,439)         (348)       (2,781)       (5,263)      (30,062)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................      59,263         1,844        (2,113)       (5,263)       15,903

Net realized gain (loss)...........................       1,279           229           409           565         6,527
Net unrealized gain (loss) ........................      54,756         1,789        56,418        21,618       679,794
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     115,298         3,862        54,714        16,920       702,224

Net contracts purchased............................      68,595        31,462       153,426         7,296       248,183
Transfers among funds, net.........................   1,282,435        39,768       290,304       (91,928)      247,265
Reserve transfers from Bankers Security............        -             -             -             -             (552)
Payments to contract owners -
  surrenders and other benefits....................    (108,623)          (15)      (12,658)     (224,057)     (367,438)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............   1,357,705        75,077       485,786      (291,769)      829,682

Net assets, beginning of year......................      -             -             -            531,218     2,019,071
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   1,357,705 $      75,077 $     485,786 $     239,449 $   2,848,753
                                                   ============= ============= ============= ============= =============



              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        074           075           072           076           071
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$        -    $        -    $       6,510 $        -    $        -
Expenses -
  Mortality and expense guarantee fees.............         (12)         (717)       (2,378)       (1,294)       (2,793)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................         (12)         (717)        4,132        (1,294)       (2,793)

Net realized gain (loss)...........................        -                9            58           129        (1,949)
Net unrealized gain (loss) ........................         158        10,689        48,370        29,021        (3,036)
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................         146         9,981        52,560        27,856        (7,778)

Net contracts purchased............................       5,226        90,952       313,279       101,983       262,907
Transfers among funds, net.........................         638        84,972       372,505       222,442       820,266
Reserve transfers from Bankers Security............        -             -             -             -             -
Payments to contract owners -
  surrenders and other benefits....................        -             (948)       (1,193)          (98)       (5,844)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............       6,010       184,957       737,151       352,183     1,069,551

Net assets, beginning of year......................      -             -             -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$       6,010 $     184,957 $     737,151 $     352,183 $   1,069,551
                                                   ============= ============= ============= ============= =============



              QUALIFIED FUNDS - (Q)                    Fund          Fund        Combined
                                                        020           027         (P & Q)
                                                   ------------- ------------- -------------
Income -
  Reinvested dividends............................$       1,622 $       1,781 $   8,415,191
Expenses -
  Mortality and expense guarantee fees.............        (171)         (150)   (2,036,202)
                                                   ------------- ------------- -------------
Net investment income (expense)....................       1,451         1,631     6,378,989

Net realized gain (loss)...........................        -             -         (114,318)
Net unrealized gain (loss) ........................         707           279    22,130,479
                                                   ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................       2,158         1,910    28,395,150

Net contracts purchased............................       4,377           583    14,605,762
Transfers among funds, net.........................      38,292        32,678    (1,319,955)
Reserve transfers from Bankers Security............        -             -          100,600
Payments to contract owners -
  surrenders and other benefits....................         (17)          (15)  (29,707,951)
                                                   ------------- ------------- -------------
Net increase (decrease) in net assets..............      44,810        35,156    12,073,606

Net assets, beginning of year......................      -             -        159,985,443
                                                   ------------- ------------- -------------
Net assets, end of year...........................$      44,810 $      35,156 $ 172,059,049
                                                   ============= ============= =============


                   STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                                  YEAR ENDED DECEMBER 31, 1994

              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        044           045           046           047           048
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     165,703 $   2,369,636 $     952,734 $   1,423,396 $     186,273
Expenses -
  Mortality and expense guarantee fees.............     (53,785)     (252,668)     (137,245)     (337,351)     (156,657)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income..............................     111,918     2,116,968       815,489     1,086,045        29,616

Net realized gain (loss)...........................        -         (226,803)     (362,902)      (81,626)     (119,418)
Net unrealized loss ...............................        -       (3,663,040)     (939,711)   (1,892,482)   (1,014,770)
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     111,918    (1,772,875)     (487,124)     (888,063)   (1,104,572)

Net contracts purchased............................   1,706,431     4,222,899     1,906,540     3,350,261     4,775,010
Transfers among funds, net.........................  (1,107,476)    1,254,822     1,016,356    (1,106,208)      873,452
Payments to contract owners -
  surrenders and other benefits....................    (618,231)   (1,854,124)   (1,463,222)   (2,753,609)     (977,154)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............      92,642     1,850,722       972,550    (1,397,619)    3,566,736

Net assets, beginning of year......................   3,678,920    19,687,557    11,240,324    27,344,385     9,589,482
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   3,771,562 $  21,538,279 $  12,212,874 $  25,946,766 $  13,156,218
                                                   ============= ============= ============= ============= =============


              QUALIFIED FUNDS - (Q)                                                              Fund          Fund
                                                                                                  049           043
                                                                                             ------------- -------------
Income -
  Reinvested dividends.............................                                         $      37,377 $      43,298
Expenses -
  Mortality and expense guarantee fees.............                                               (10,564)      (23,946)
                                                                                             ------------- -------------
Net investment income..............................                                                26,813        19,352

Net realized gain (loss)...........................                                                14,436        (5,091)
Net unrealized loss ...............................                                               (94,532)      (45,186)
                                                                                             ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................                                               (53,283)      (30,925)

Net contracts purchased............................                                                62,245       329,393
Transfers among funds, net.........................                                              (387,337)      201,034
Payments to contract owners -
  surrenders and other benefits....................                                               (92,253)     (136,403)
                                                                                             ------------- -------------
Net increase (decrease) in net assets..............                                              (470,628)      363,099

Net assets, beginning of year......................                                              1,001,846     1,655,972
                                                                                             ------------- -------------
Net assets, end of year............................                                          $     531,218 $   2,019,071
                                                                                             ============= =============


              QUALIFIED FUNDS - (Q)                                              Combined
                                                                                  (P & Q)
                                                                               -------------
Income -
  Reinvested dividends..............................                          $  10,579,269
Expenses -
  Mortality and expense guarantee fees..............                             (1,982,173)
                                                                               -------------
Net investment income...............................                              8,597,096

Net realized gain (loss)............................                             (1,457,548)
Net unrealized loss ................................                            (15,843,961)
                                                                               -------------
Increase (decrease) in net assets resulting from
  operations........................................                             (8,704,413)

Net contracts purchased.............................                             29,815,529
Transfers among funds, net..........................                                819,852
Payments to contract owners -
  surrenders and other benefits.....................                            (14,658,555)
                                                                               -------------
Net increase (decrease) in net assets...............                              7,269,413

Net assets, beginning of year.......................                            152,716,030
                                                                               -------------
Net assets, end of year.............................                          $ 159,985,443
                                                                               =============
See accompanying notes to financial statements.

   BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                   	NOTES TO FINANCIAL STATEMENTS
                       	DECEMBER 31, 1995

NOTE 1 - ORGANIZATION

Bankers Security Variable Annuity Funds P and Q for The USA Plan (the "Separate Accounts") were established under the provisions of New York insurance laws by Bankers Security Life Insurance Society ("Bankers Security") in April 1987 (Funds 144, 145, 146, 147, 044, 045, 046 and 047), in November
1990 (Funds 148, 149, 048 and 049), in December 1990 (Fund 043), in January 1991 (Fund 143), in April 1995 (Funds 150, 151, 152, 050, 051, and 052), and
in May 1995 (Funds 174, 175, 172, 176, 171, 120, 127, 074, 075, 072, 076, 071,
020 and 027). The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"), and are used to fund certain benefits for variable annuity policies issued by Bankers Security. The assets of the Separate Accounts are invested in open-end diversified management investment companies registered under the Act.

NOTE 2 - INVESTMENTS

Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations. The difference between beginning of year value and current market value of investments owned is recorded as an unrealized gain (loss) on investments. Dividends received are generally recorded as income on the record date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold for the year ended December 31, 1995, were:

       	 Cost of 		    Proceeds  	   		    Cost of 	   	Proceeds  		          Cost of   		   Proceeds
	        Shares 			     from    			         Shares 		     from    		    	      Shares   	   	 from
Fund   	Acquired     Shares Sold   Fund    Acquired	    Shares Sold	  Fund 	  Acquired  	  	Shares Sold
144	    $9,508,913	  $14,986,006   175     $  177,619   $     -	       050     $ 1,516,340 	 $   145,848
145	     8,360,599	    8,013,824	  172     	1,491,320	      42,672	    051          87,233 		     14,292
146	     6,895,733	    7,500,788   176        435,133        3,938     052         494,496 		     66,005
147   	  8,282,284    10,960,144   171     	1,889,683	      14,592     049          22,263	  	   433,686
148	     3,147,993	    7,866,686   120          9,052	         - 	     043         586,569 	     453,027
150	     3,119,035	       10,997	  127 	       24,759	         -       074           5,782           -
151	        34,772 	       1,179	  044     	4,836,039	   7,674,735     075         174,406	          803
152	     1,466,668		     150,658   045	     3,236,969	   6,689,888	    072         695,759         7,861
149	         -		         685,181   046     	4,437,272	   3,906,275     076         332,613	       10,166
143	       505,789       355,775   047     	8,056,231	   7,158,728	    071       1,137,984        64,250
174         59,162	         -		    048      3,242,073    7,168,353     020          43,498	          -
                                                 												          027	         34,739			        -


NOTE 3 - TAXES

Bankers Security is taxed as a life insurance company under the Internal
Revenue Code of 1986, as amended (the "Code"). Since the Separate Accounts are not separate entities from Bankers Security, and their operations form a part of Bankers Security, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to Bankers Security.

NOTE 4 - CHARGES AND TRANSFERS

Bankers Security does not deduct a sales charge from purchase payments made for these contracts. All or a portion of the accumulated value may be withdrawn during the accumulation period. However, purchase payments that are partially or totally withdrawn from the contract prior to eight years from their date of payment will be charged (with certain exceptions) a contingent deferred sales charge of a percentage of the amount of the purchase payment withdrawn. No such charge will be imposed against withdrawals of purchase payments held for at least eight years. The withdrawn amounts shall be considered withdrawals of purchase payments until the total of all purchase payments in the accumulated value have been withdrawn. A contingent deferred sales charge will not be made against that portion of withdrawals which are in excess of the total of all purchase payments.

Within the period applicable to the contingent deferred sales charge for purchase payments, the contract owner may surrender up to 10% of such purchase payments held for at least one year, within stated guidelines, without paying a contingent deferred sales charge. This "free withdrawal" amount is cumulative to 20% of such purchase payments if no withdrawals are taken for a two year period.


Bankers Security deducts a daily charge equal to an annual rate of 1.25% of the daily asset value of the Separate Accounts for mortality and expense risks assumed. In addition, on each contract anniversary, Bankers Security will deduct an annual maintenance charge of $30 from the accumulated value of the contract. Where applicable, premium taxes are charged.

The amount of reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Bankers Security, are offset by transfers to, or from, Bankers
Security.

NOTE 5 - TRANSFERS AMONG FUNDS

Bankers Security established a fixed fund in 1989 to which contract owners in the Separate Accounts could transfer all or part of their contract equity.
This fund is reported in the General Account of Bankers Security.
Transfer activity to/from the fixed annuity fund is included in Transfers
Among Funds in the Statements of Operations and Changes in Net Assets. Net transfers to the fixed fund approximated $1,345,000 for the year ended December
31, 1995.

NOTE 6 - RELATED PARTIES

On January 17, 1995, Bankers Security became an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), an insurance holding company based in Minneapolis, Minnesota. In conjunction with this merger, in May 1995, the Northstar Income and Growth, and High Yield Bond Funds were added as investment options. These Funds are affiliates of Bankers Security through ReliaStar.

NOTE 7 - SUPPLEMENTARY INFORMATION

Accumulation unit values for a unit of the funds outstanding at December 31, were:

Fund		 1995		  1994		  1993	  	1992		  1991		  1990		  1989		  1988		  1987
144   $ 1.49  $ 1.42  $ 1.38  $ 1.36  $ 1.32  $ 1.26  $ 1.18  $ 1.10  $ 1.03
145	    2.60	   1.98   	2.17  		1.73	  	1.53	  	1.01	  	1.22  		0.97  		0.89
146		   2.60		  2.19	  	2.29		  1.83	  	1.58	  	1.19  		1.15  		1.11		  0.98
147		   2.15	  	1.80  		1.85  		1.62  		1.50	  	1.30    1.34   	1.17  		0.99
148	 	  1.48	  	1.47	  	1.58  		0.94  		1.03	  	1.00   	n/a		   n/a    	n/a
150	 	  1.12  		n/a	   	n/a	   	n/a	   	n/a	   	n/a	   	n/a    	n/a   		n/a
151		   1.05   	n/a   		n/a   		n/a   		n/a	   	n/a	   	n/a   		n/a	   	n/a
152	 	  1.25	  	n/a	   	n/a	   	n/a	   	n/a	   	n/a   		n/a   		n/a   		n/a
149 		  1.08 		 1.03  		1.11		  1.06	  	1.06	   1.00   	n/a		   n/a   		n/a
143		   1.57 		 1.17		  1.19		  1.08  		1.02	  	n/a   		n/a     n/a   		n/a
174		   1.06		  n/a		   n/a		   n/a		   n/a		   n/a		   n/a   		n/a   		n/a
175	 	  1.11	 	 n/a		   n/a   		n/a	   	n/a		   n/a		   n/a   		n/a	   	n/a
172	 	  1.17	 	 n/a		   n/a	   	n/a		   n/a	   	n/a		   n/a   		n/a	   	n/a
176		   1.17  		n/a   		n/a		   n/a		   n/a	   	n/a	   	n/a   		n/a	   	n/a
171 		  1.15	  	n/a		   n/a		   n/a	   	n/a		   n/a		   n/a   		n/a	   	n/a
120	 	  1.08	  	n/a   		n/a	   	n/a	   	n/a	   	n/a   		n/a   		n/a   		n/a
127		   1.01   	n/a   		n/a	   	n/a	   	n/a	   	n/a   		n/a    	n/a   		n/a
044	 	  1.47	  	1.41	  	1.37	  	1.35	  	1.31	  	1.25	  	1.17  		1.09	  	1.03
045	 	  2.80  		2.14	  	2.34		  1.86		  1.64		  1.08		  1.31	  	1.04	  	0.93
046	 	  2.65	  	2.23	  	2.33		  1.87	  	1.61	  	1.22	  	1.18  		1.14  		1.00
047	 	  2.10	   1.75	   1.81		  1.58  		1.47	  	1.26	  	1.30		  1.15  		0.95
048  	  1.48	  	1.47	  	1.58	   0.94	  	1.03  		1.00   	n/a		   n/a   		n/a
050	 	  1.13	  	n/a		   n/a	   	n/a   		n/a		   n/a	   	n/a   		n/a   		n/a
051	 	  1.11	  	n/a		   n/a	   	n/a   		n/a   		n/a	   	n/a   		n/a   		n/a
052	 	  1.27	  	n/a	   	n/a   		n/a   		n/a   		n/a   		n/a   		n/a   		n/a
049	 	  1.08	  	1.03	  	1.11	  	1.05	  	1.06  		1.00   	n/a    	n/a	   	n/a
043	 	  1.59  		1.18	  	1.20	  	1.09	  	1.02	  	1.00		  n/a   		n/a    	n/a
074	 	  1.04  		n/a	   	n/a	   	n/a   		n/a	   	n/a	   	n/a   		n/a	   	n/a
075	 	  1.11	  	n/a	   	n/a	   	n/a	   	n/a	   	n/a	   	n/a   		n/a   		n/a
072	 	  1.16  		n/a	   	n/a	   	n/a	   	n/a	   	n/a	   	n/a   		n/a	   	n/a
076	 	  1.17	  	n/a	   	n/a   		n/a   		n/a	   	n/a	   	n/a   		n/a   		n/a
071		   1.18		  n/a	   	n/a	   	n/a	   	n/a	   	n/a	   	n/a   		n/a   		n/a
020	    1.04   	n/a   		n/a	   	n/a	   	n/a	   	n/a		   n/a		   n/a   		n/a
027	 	  1.00   	n/a		   n/a		   n/a		   n/a	   	n/a	   	n/a    	n/a	   	n/a



INDEPENDENT AUDITORS' REPORT




To Bankers Security Life Insurance Society and
   Bankers Security Variable Annuity Funds P and Q for the USA Plan
   Contract Owners:



We have audited the accompanying combined statement of assets and liabilities of the Bankers Security Variable Annuity Funds P and Q for the USA Plan as of December 31, 1995, and the related combined statement of operations and changes in net assets for the year ended December 31, 1995. These financial statements are the responsibility of Bankers
Security Life Insurance Society management. Our responsibility is to express an opinion on these financial statements based on our audits.
The statement of operations and changes in net assets for the year ended
December 31, 1994 and the accumulation unit values for each of the years in the nine-year period ended December 31, 1994 were audited by other auditors whose report dated February 9, 1995 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the combined funds constituting the Bankers Security Variable Annuity Funds P and Q for the USA Plan as of December 31, 1995, and the combined results of operations and the changes in net assets for the year ended December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Minneapolis, MN
February 12, 1996



